Initial Public Offering	12 Months Ended
Dec. 31, 2014
Partners Capital Account Sale Of Units [Abstract]
Initial Public Offering
NOTE 3: INITIAL PUBLIC OFFERING
On November 18, 2014, Navios Midstream completed its initial public offering of 8,100,000 common units at a price of $15.00 per unit. The proceeds received by Navios Midstream from the IPO and the use of those proceeds are summarized as follows:

Proceeds received:
Sale of 8,100,000 units at $15.00 per unit	$121,500
Use of proceeds from sale of common units:
Underwriting discount and fees to underwriters	(7,593)
Other IPO expenses	(3,760)

Net IPO Proceeds	$110,147

Add: Carrying value of net assets contributed by Navios Acquisition	$355,640
Less: cash remitted to Navios Acquisition	(214,854)
Navios Acquisition contribution	140,786

Total additions to partners' capital (before net income)	$250,933

In connection with the IPO, Navios Midstream acquired all of outstanding shares of capital stock of the subsidiaries of Navios Acquisition that owned or had rights to four vessels which was accounted for as a transaction under common control. Reorganization of entities under common control are accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of the Combined Entity are carried forward to the balance sheet of the Partnership, and no other assets or liabilities are recognized as a result of the combination. The excess of the historical cost of the Combined Entity over the proceeds paid is accounted for as a capital contribution. In addition re-organization of entities under common control are accounted for as if the transfer occurred from the date that both the Combined Entity and the Partnership were both under the common control of Navios Acquisition. Therefore, the Partnership's financial statements prior to the date the interests in the Combined Entity were actually acquired will be retroactively adjusted to include the results of the Combined Entity during the periods it was under common control of Navios Acquisition.
Also included in the owner's net investment as of November 18, 2014, are net liabilities of $248,147 that related to the senior notes, deferred financing fees, and amounts due from / to related parties that were carved-out and retained by Navios Acquisition. These net liabilities have not been transferred to the Partnership and therefore, have been eliminated from the Partnership's equity as of November 18, 2014.
As a result of the reorganization under common control, the difference between the aggregate cash consideration paid for the subsidiaries that owned the four vessels of $214,854 and their net assets totalling of $355,640 was considered as a capital contribution of $140,786 from Navios Acquisition.